Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies [Abstract]
Schedule of Estimated Useful Lives for Property, Plant and Equipment
Buildings and improvements	20 to 30 Years
Machinery	10 Years
Office equipment and furnishing	3 to 5 Years
Motor vehicles	4 to 5 Years

Schedule of Earnings Per Share
	Year Ended December 31,
	2010	2011	2012	2012
	(RMB)	(RMB)	(RMB)	($)
Net income	259,424,331	312,994,474	188,151,454	29,934,205

Undistributed earnings available to ordinary and preference shareholders	259,424,331	312,994,474	188,151,454	29,934,205
Participation in undistributed earnings by preference shareholder	(27,744,622)	-	-	-

Undistributed earnings available to ordinary shareholder	231,679,709	312,994,474	188,151,454	29,934,205

Numerator:
Numerator for basic and diluted earnings per share	231,679,709	312,994,474	188,151,454	29,934,205

Denominator:
Weighted average number ordinary shares outstanding-basic and diluted	20,927,117	25,725,000	25,725,000	25,725,000

Earnings per share:
Basic and diluted	11.07	12.17	7.31	1.16